Shareholder’s Equity (Deficit) (Details) - Schedule of Activities Share Options - USD ($)		12 Months Ended
	Jul. 01, 2021	Jun. 30, 2023	Jun. 30, 2022
Schedule of activities share options [Line Items]
Number of Share Options, Outstanding beginning (in Shares)	1,235,076	975,334	1,235,076
Weighted Average Exercise Price, Outstanding beginning	$ 9.5	$ 9.86	$ 9.5
Weighted Average Grant-date Fair value ,Outstanding beginning	$ 5.45	$ 5.45	$ 5.45
Weighted Average Remaining Contractual Term, Outstanding beginning	9 years 18 days
Aggregate Intrinsic Value, Outstanding beginning (in Dollars)		$ 24,137,435
Number of Share Options, Granted (in Shares)			15,585
Weighted Average Exercise Price, Granted			$ 31.85
Weighted Average Grant-date Fair value , Granted			$ 23.84
Weighted Average Remaining Contractual Term, Granted
Aggregate Intrinsic Value, Granted (in Dollars)
Number of Share Options, Expired, forfeited or cancelled (in Shares)		(175,326)	(275,327)
Weighted Average Exercise Price, Expired, forfeited or cancelled		$ 9.5	$ 9.5
Weighted Average Grant-date Fair value, Expired, forfeited or cancelled		$ 5.45	$ 5.45
Weighted Average Remaining Contractual Term, Expired, forfeited or cancelled
Aggregate Intrinsic Value, Expired, forfeited or cancelled (in Dollars)
Number of Share Options, Outstanding ending (in Shares)		800,008	975,334
Weighted Average Exercise Price, Outstanding ending		$ 9.94	$ 9.86
Weighted Average Grant-date Fair value ,Outstanding ending		$ 5.81	$ 5.45
Weighted Average Remaining Contractual Term, Outstanding ending		8 years 21 days	9 years 21 days
Aggregate Intrinsic Value, Outstanding ending (in Dollars)		$ 10,608,693	$ 24,137,435
Number of Share Options, Exercisable (in Shares)
Weighted Average Exercise Price, Exercisable
Weighted Average Grant-date Fair value , Exercisable
Weighted Average Remaining Contractual Term, Exercisable
Aggregate Intrinsic Value, Exercisable (in Dollars)